Regulatory capital requirements - Minimum amounts and ratios to be categorized as well-capitalized (Details) - Basel III - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Banco Popular de Puerto Rico
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	$ 2,274,660	$ 2,115,150
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Common Equity Tier 1 Based Capital Amount To Be Well Capitalized	$ 1,478,529	$ 1,374,848
Common Equity Tier 1 Based Capital Ratio To Be Well Capitalized	6.50%	6.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 1,819,728	$ 1,692,120
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 2,712,294	$ 2,057,314
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
PB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	$ 739,976	$ 713,177
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Common Equity Tier 1 Based Capital Amount To Be Well Capitalized	$ 480,985	$ 463,565
Common Equity Tier 1 Based Capital Ratio To Be Well Capitalized	6.50%	6.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 591,981	$ 570,542
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 482,106	$ 472,551
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%